Debt - Credit Agreement Amendments (Details) - USD ($) $ in Thousands								3 Months Ended	12 Months Ended
	Apr. 15, 2022	Oct. 22, 2021	Jun. 29, 2021	May 16, 2021	Jan. 29, 2021	Dec. 29, 2020	Oct. 20, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 10, 2022	Apr. 25, 2022
Union Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt						4 years
Maximum borrowing capacity						$ 20,000
Borrowings outstanding								$ 4,100	$ 4,600	$ 2,550
Commitment fee (as a percent)						0.50%
Borrowing interest rate								4.25%	4.25%	4.25%
Union Revolving Credit Facility | Subsequent event
Debt Instrument [Line Items]
Line of credit facility, decrease in revolving commitment	$ 10,600
Remaining borrowing capacity											$ 2,300
Union Revolving Credit Facility | Federal funds rate
Debt Instrument [Line Items]
Spread on variable rate						1.00%
Union Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Spread on variable rate						1.00%
Borrowing interest rate						0.50%
Senior Facilities
Debt Instrument [Line Items]
Repayment of debt		$ 50,000		$ 50,000
Commitment fee (as a percent)			0.50%		0.50%
Borrowing interest rate								9.25%	9.25%	8.25%
Senior Facilities | Federal funds rate
Debt Instrument [Line Items]
Interest rate, floor			0.50%		0.50%
Senior Facilities | LIBOR
Debt Instrument [Line Items]
Spread on variable rate			1.00%		1.00%
Interest rate, floor			1.00%		1.00%
Eurocurrency Borrowings
Debt Instrument [Line Items]
Borrowing interest rate			7.25%		7.25%
Borrowing interest rate, if PIK interest paid			8.25%		8.25%
ABR Borrowings
Debt Instrument [Line Items]
Borrowing interest rate			6.25%		6.25%
Borrowing interest rate, if PIK interest paid			7.25%		7.25%
Term Loan Facility
Debt Instrument [Line Items]
Term of debt							5 years
Repayment of debt							$ 280,000
Aggregate principal amount							$ 425,000
Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt							5 years
Maximum borrowing capacity							$ 30,000			$ 30,000
Repayment of debt		$ 15,000		15,000
Remaining borrowing capacity								$ 0
Revolving Credit Facility | Subsequent event
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000										45,000	$ 50,000
Events of default grace period	5 days
Additional financing under the Credit Agreement	$ 50,000										$ 35,000
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Borrowing interest rate									0.50%
Term loan B-2 facility | New Outerwall
Debt Instrument [Line Items]
Aggregate principal amount			$ 25,000
Term Loan B and the Term Loan B-1
Debt Instrument [Line Items]
Repayment of debt				$ 35,000